Consolidated Statements of Shareholders' (Deficit) Equity	CNY (¥)	USD ($)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Treasury Shares [Member] CNY (¥) shares	Series A-2 Convertible Preferred Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive (Loss) Income [Member] CNY (¥)	Accumulated Other Comprehensive (Loss) Income [Member] USD ($)	(Accumulated deficit) Retained earnings [Member] CNY (¥)	(Accumulated deficit) Retained earnings [Member] USD ($)	Total Cango Inc.'s (Deficit) Equity [Member] CNY (¥)	Total Cango Inc.'s (Deficit) Equity [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance, Beginning at Dec. 31, 2016	¥ (3,730,758,892)		¥ 83,145			¥ 1,450	¥ 4,611,881				¥ (3,750,749,590)		¥ (3,746,053,114)		¥ 15,294,222
Balance, Share Beginning at Dec. 31, 2016 | shares			124,969,987	124,969,987		2,179,215
Capital contribution by shareholders, net of incremental costs	698,661,704						698,661,704						698,661,704
Shareholder distribution							(698,661,704)				698,661,704
Disposal of subsidiaries' equity	1,600,000						(511,881)				(336,397)		(848,278)		2,448,278
Net income	349,057,432										341,009,811		341,009,811		8,047,621
Other comprehensive income (loss)	(398,698)								¥ (398,698)				(398,698)
Balance, Ending at Dec. 31, 2017	(2,681,838,454)		¥ 83,145			¥ 1,450	4,100,000		(398,698)		(2,711,414,472)		(2,707,628,575)		25,790,121
Balance, Share Ending at Dec. 31, 2017 | shares			124,969,987	124,969,987		2,179,215
Issuance of ordinary shares upon IPO and underwriters' partial exercise of over-allotment option, net of issuance costs	272,151,072		¥ 5,859				272,145,213						272,151,072
Issuance of ordinary shares upon IPO and underwriters' partial exercise of over-allotment option, net of issuance costs, shares | shares			8,600,000	8,600,000
Capital contribution by shareholders, net of incremental costs	3,309,936,306						3,304,336,306						3,304,336,306		5,600,000
Conversion of convertible preferred shares to ordinary shares	3,942,383,929		¥ 115,256			¥ (1,450)	835,511,278				3,106,758,845		3,942,383,929
Conversion of convertible preferred shares to ordinary shares, shares | shares			169,239,905	169,239,905		(2,179,215)
Purchase of subsidiaries' equity from non-controlling interest	(9,914,153)						(5,425,247)						(5,425,247)		(4,488,906)
Stock-based compensation (note 19)	33,410,913						33,410,913						33,410,913
Net income	306,924,335										302,692,065		302,692,065		4,232,270
Other comprehensive income (loss)	109,851,694								109,851,694				109,851,694
Dividends to non-controlling interest holders	(27,538,814)														(27,538,814)
Balance, Ending at Dec. 31, 2018	5,255,366,828		¥ 204,260				4,444,078,463		109,452,996		698,036,438		5,251,772,157		3,594,671
Balance, Share Ending at Dec. 31, 2018 | shares			302,809,892	302,809,892
Adjustments due to the adoption of ASC 606 at Dec. 31, 2018	17,585,853										17,585,853		17,585,853
Repurchase of ordinary shares	(20,638,881)												(20,638,881)
Repurchase of ordinary shares, shares | shares			(863,112)	(863,112)	(20,638,881)
Retirement of ordinary shares | shares			(1)	(1)
Liquidation of subsidiaries' equity from non-controlling interest holders	(574,212)														(574,212)
Stock-based compensation (note 19)	82,265,991						82,265,991						82,265,991
Net income	404,858,740	$ 58,154,320									390,913,892		390,913,892		13,944,848
Other comprehensive income (loss)	9,977,742								9,977,742				9,977,742
Dividends to non-controlling interest holders	(257,181,770)										(254,027,215)		(254,027,215)		(3,154,555)
Balance, Ending at Dec. 31, 2019	¥ 5,491,660,291	$ 788,827,643	¥ 204,260	$ 29,340	¥ (20,638,881)		¥ 4,526,344,454	$ 650,168,700	¥ 119,430,738	$ 17,155,152	¥ 852,508,968	$ 122,455,251	¥ 5,477,849,539	$ 786,843,853	¥ 13,810,752	$ 1,983,790
Balance, Share Ending at Dec. 31, 2019 | shares			301,946,779	301,946,779	(2,964,590)